Earnings Per Common Share (Tables)	12 Months Ended
Dec. 31, 2023
Earnings Per Share [Abstract]
Summary of the Computation of Earnings per Common Share	The following schedule summarizes the information used to compute earnings per common share for the years ended
December 31, 2023, 2022 and 2021:

(in thousands, except per share data)	2023	2022	2021

Net income	$341,303	$423,211	$512,599

Weighted average number of common shares used to compute basic earnings per common share	228,146	227,577	227,983
Dilutive effect of outstanding stock options and restricted stock units	2,473	2,555	3,403
Dilutive effect of outstanding warrants	—	4	648
Weighted average number of common shares used to compute diluted earnings per common share	230,619	230,136	232,034

Outstanding stock options and awards having no dilutive effect, not included in above calculation	1	146	8
Outstanding warrants having no dilutive effect, not included in above calculation	17,562	20,556	19,912

Basic earnings per common share	$1.50	$1.86	$2.25
Diluted earnings per common share	$1.48	$1.84	$2.21